S000051556 [Member] Expense Example - FlexShares Real Assets Allocation Index Fund - FlexShares Real Assets Allocation Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	$ 1,157